3. MATERIAL ACCOUNTING POLICY INFORMATION: c) Share issuance costs (Policies)	12 Months Ended
Dec. 31, 2025
Policies
c) Share issuance costs

c)Share issuance costs

Professional, consulting, regulatory and other costs directly attributable to financing transactions are recorded as share issue costs as a deduction from equity. Equity instruments issued to agents as financing costs are measured at their fair value at the date the services were provided.